Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000070601
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Institutional Class Shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar International Equity Fund posted a modest margin of excess return vs. the MSCI EAFE Index over the trailing year. Equity markets moved higher in response to falling inflation levels in the U.S. and Europe, and risk assets were further boosted by central banks’ embarking on an interest rate easing cycle. The equity rally lost some steam in August due to concerns about a possible recession in the U.S., only to quickly recover as the Federal Reserve surprised the market with a 50bps cut and unemployment levels remained relatively stable. All equity sectors with the exception of Energy closed higher – illustrating the broad-based nature of the rally. Cyclical sectors led to the upside, while defensives (e.g. Consumer Staples, Utilities) lagged. We were pleased with the Fund’s ability to add value in both up and down markets that transpired during the year, while doing so with below-benchmark risk (as measured by portfolio beta).

The Fund’s outperformance for the period was a result of positive stock selection, while sector over/underweight allocations also contributed positively to return. The Fund’s holdings within Healthcare, Technology and Materials were particularly strong for the period, and illustrative of the diverse sources of alpha that our team has been sought within the market. Individual outperformers included UCB (Healthcare), Taiwan Semi (Technology), SAP (Technology) and Agnico Eagle Mines (Materials).

From a regional perspective, Fund asset remain skewed to Europe and UK, while Japan remains an additional area of focus. In March, the Bank of Japan raised rates for the first time in 17 years – officially ending Japan's negative interest rate period. The Nikkei Index rallied to record highs before correcting sharply in late July in response to weaker US employment data and further tightening by the BOJ. The Cambiar team has been successful in identifying a number of high-quality Japanese businesses that we believe to offer an attractive risk/reward profile.

Buy/sell activity within the Fund remains a function of stock-by-stock fundamentals within the framework of constructing a diversified portfolio of high-quality businesses that are trading at reasonable valuations. With the macro environment likely to remain uncertain, we believe Cambiar’s Quality | Price | Discipline (QPD) approach should enable the Fund to generate superior risk-adjusted returns for our shareholders over a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar International Equity Fund, Institutional Class Shares - $13011	MSCI EAFE Index (Net) (USD) - $15907
Apr/14	$10000	$10000
Apr/15	$10565	$10165
Apr/16	$10005	$9218
Apr/17	$10592	$10259
Oct/17	$11895	$11361
Oct/18	$10749	$10582
Oct/19	$11393	$11751
Oct/20	$10032	$10944
Oct/21	$12763	$14685
Oct/22	$9404	$11308
Oct/23	$10519	$12936
Oct/24	$13011	$15907

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar International Equity Fund, Institutional Class Shares	23.68%	2.69%	2.95%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 132,513,343
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,013,434
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$132,513,343	49	$1,013,434	38%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.4%
Canada	1.9%
Sweden	2.0%
Short-Term Investment	2.1%
Netherlands	3.4%
Ireland	3.8%
Singapore	4.4%
Belgium	4.9%
France	10.8%
Switzerland	11.4%
Germany	12.9%
Japan	14.7%
United Kingdom	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ING Groep	3.4%
Barclays	3.1%
London Stock Exchange Group	2.8%
Roche Holding	2.7%
KBC Group	2.6%
UCB	2.4%
Diageo	2.3%
Knorr-Bremse	2.3%
DBS Group Holdings	2.3%
Mitsubishi Estate	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015898
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Investor Class Shares	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar International Equity Fund posted a modest margin of excess return vs. the MSCI EAFE Index over the trailing year. Equity markets moved higher in response to falling inflation levels in the U.S. and Europe, and risk assets were further boosted by central banks’ embarking on an interest rate easing cycle. The equity rally lost some steam in August due to concerns about a possible recession in the U.S., only to quickly recover as the Federal Reserve surprised the market with a 50bps cut and unemployment levels remained relatively stable. All equity sectors with the exception of Energy closed higher – illustrating the broad-based nature of the rally. Cyclical sectors led to the upside, while defensives (e.g. Consumer Staples, Utilities) lagged. We were pleased with the Fund’s ability to add value in both up and down markets that transpired during the year, while doing so with below-benchmark risk (as measured by portfolio beta).

The Fund’s outperformance for the period was a result of positive stock selection, while sector over/underweight allocations also contributed positively to return. The Fund’s holdings within Healthcare, Technology and Materials were particularly strong for the period, and illustrative of the diverse sources of alpha that our team has been sought within the market. Individual outperformers included UCB (Healthcare), Taiwan Semi (Technology), SAP (Technology) and Agnico Eagle Mines (Materials).

From a regional perspective, Fund asset remain skewed to Europe and UK, while Japan remains an additional area of focus. In March, the Bank of Japan raised rates for the first time in 17 years – officially ending Japan's negative interest rate period. The Nikkei Index rallied to record highs before correcting sharply in late July in response to weaker US employment data and further tightening by the BOJ. The Cambiar team has been successful in identifying a number of high-quality Japanese businesses that we believe to offer an attractive risk/reward profile.

Buy/sell activity within the Fund remains a function of stock-by-stock fundamentals within the framework of constructing a diversified portfolio of high-quality businesses that are trading at reasonable valuations. With the macro environment likely to remain uncertain, we believe Cambiar’s Quality | Price | Discipline (QPD) approach should enable the Fund to generate superior risk-adjusted returns for our shareholders over a full market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar International Equity Fund, Investor Class Shares - $12853	MSCI EAFE Index (Net) (USD) - $15907
Apr/14	$10000	$10000
Apr/15	$10552	$10165
Apr/16	$9976	$9218
Apr/17	$10550	$10259
Oct/17	$11837	$11361
Oct/18	$10681	$10582
Oct/19	$11310	$11751
Oct/20	$9945	$10944
Oct/21	$12642	$14685
Oct/22	$9303	$11308
Oct/23	$10405	$12936
Oct/24	$12853	$15907

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar International Equity Fund, Investor Class Shares	23.53%	2.59%	2.83%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 132,513,343
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,013,434
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$132,513,343	49	$1,013,434	38%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.4%
Canada	1.9%
Sweden	2.0%
Short-Term Investment	2.1%
Netherlands	3.4%
Ireland	3.8%
Singapore	4.4%
Belgium	4.9%
France	10.8%
Switzerland	11.4%
Germany	12.9%
Japan	14.7%
United Kingdom	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ING Groep	3.4%
Barclays	3.1%
London Stock Exchange Group	2.8%
Roche Holding	2.7%
KBC Group	2.6%
UCB	2.4%
Diageo	2.3%
Knorr-Bremse	2.3%
DBS Group Holdings	2.3%
Mitsubishi Estate	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015896
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Institutional Class Shares	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance for the Cambiar Opportunity Fund was strong on an absolute basis for the trailing one-year period, while falling just short of the benchmark. Global stock markets (led by the US) have favored broad investment themes – Artificial Intelligence (AI) and anti-obesity drugs are two prominent examples. These themes happened to touch a high percentage of the largest stocks by capitalization in the overall market; for example, nine out of the largest ten S&P 500 stocks participated (directly or indirectly) in the AI trade. Functionally, this thematic bias leads to challenges in managing a more diversified portfolio. Stocks not participating in prevailing market themes can be easy to gloss over in comparison.

For most of 2023, the market focused on the narrative of an inbound recession, given restrictive monetary policy at the Fed to combat inflation. As inflation receded from troubling levels in 2024, the Fed has begun to reverse course, with weakness in various industrial categories but no outright statistical recession in view. This more supportive monetary backdrop led to broader market breadth in recent months.

The Fund benefited from positive stock selection in Information Technology, Communication Services and Financials. Leading edge semiconductors are necessary ingredients in AI datacenters and delivery. Within Financials, we have held positions in well capitalized banks, credit card payments and investment banks. After a period of relative underexposure to banks, we increased the Fund’s exposure in anticipation of expanding net interest margins, increasing capital markets activity, and an uptick in loan growth.

Although the 2020-21 COVID lockdown economy is receding into the past, distortions in consumer behaviors and global supply chains remain impacted by this historically unusual time. Our weakest performers include consumer products companies and industrial-materials companies where consumption patterns remain affected by outsized supply and demand shocks emanating from this unusual time period. We do expect to see more linear supply and demand dynamics in 2025 in these areas.

As we move into 2025 and beyond, equity markets are priced at elevated valuations versus history, while other coincident indicators such as cyclically-adjusted earnings, investment grade corporate bond spreads, and high yield spreads all reside near historically high and tight levels, respectively. We are proceeding with higher caution around ambient valuation to fund holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Opportunity Fund, Institutional Class Shares - $28148	Russell 1000 Value Index (USD)* - $24853	Russell 3000 Index (USD) - $34765
Apr/14	$10000	$10000	$10000
Apr/15	$11028	$10931	$11274
Apr/16	$10766	$10887	$11254
Apr/17	$12459	$12689	$13345
Oct/17	$13569	$13382	$14536
Oct/18	$13297	$13788	$15495
Oct/19	$15087	$15334	$17585
Oct/20	$16156	$14174	$19369
Oct/21	$22577	$20376	$27872
Oct/22	$20872	$18950	$23268
Oct/23	$21806	$18975	$25218
Oct/24	$28148	$24853	$34765

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Opportunity Fund, Institutional Class Shares	29.09%	13.28%	10.55%
Russell 1000 Value Index (USD)*	30.98%	10.14%	8.87%
Russell 3000 Index (USD)	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 403,890,899
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,824,891
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$403,890,899	40	$1,824,891	32%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Communication Services	3.1%
Utilities	3.4%
Materials	4.9%
Energy	6.5%
Consumer Discretionary	8.2%
Information Technology	9.1%
Consumer Staples	10.3%
Industrials	14.0%
Health Care	17.9%
Financials	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Delta Air Lines	3.9%
Sempra	3.4%
CME Group, Cl A	3.3%
Labcorp Holdings	3.3%
Comcast, Cl A	3.2%
Medtronic	3.1%
Airbus ADR	3.1%
Chubb	3.1%
Alphabet, Cl A	3.1%
Union Pacific	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015897
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Investor Class Shares	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance for the Cambiar Opportunity Fund was strong on an absolute basis for the trailing one-year period, while falling just short of the benchmark. Global stock markets (led by the US) have favored broad investment themes – Artificial Intelligence (AI) and anti-obesity drugs are two prominent examples. These themes happened to touch a high percentage of the largest stocks by capitalization in the overall market; for example, nine out of the largest ten S&P 500 stocks participated (directly or indirectly) in the AI trade. Functionally, this thematic bias leads to challenges in managing a more diversified portfolio. Stocks not participating in prevailing market themes can be easy to gloss over in comparison.

For most of 2023, the market focused on the narrative of an inbound recession, given restrictive monetary policy at the Fed to combat inflation. As inflation receded from troubling levels in 2024, the Fed has begun to reverse course, with weakness in various industrial categories but no outright statistical recession in view. This more supportive monetary backdrop led to broader market breadth in recent months.

The Fund benefited from positive stock selection in Information Technology, Communication Services and Financials. Leading edge semiconductors are necessary ingredients in AI datacenters and delivery. Within Financials, we have held positions in well capitalized banks, credit card payments and investment banks. After a period of relative underexposure to banks, we increased the Fund’s exposure in anticipation of expanding net interest margins, increasing capital markets activity, and an uptick in loan growth.

Although the 2020-21 COVID lockdown economy is receding into the past, distortions in consumer behaviors and global supply chains remain impacted by this historically unusual time. Our weakest performers include consumer products companies and industrial-materials companies where consumption patterns remain affected by outsized supply and demand shocks emanating from this unusual time period. We do expect to see more linear supply and demand dynamics in 2025 in these areas.

As we move into 2025 and beyond, equity markets are priced at elevated valuations versus history, while other coincident indicators such as cyclically-adjusted earnings, investment grade corporate bond spreads, and high yield spreads all reside near historically high and tight levels, respectively. We are proceeding with higher caution around ambient valuation to fund holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Opportunity Fund, Investor Class Shares - $27554	Russell 1000 Value Index (USD)* - $24853	Russell 3000 Index (USD) - $34765
Apr/14	$10000	$10000	$10000
Apr/15	$11003	$10931	$11274
Apr/16	$10716	$10887	$11254
Apr/17	$12367	$12689	$13345
Oct/17	$13455	$13382	$14536
Oct/18	$13163	$13788	$15495
Oct/19	$14916	$15334	$17585
Oct/20	$15946	$14174	$19369
Oct/21	$22233	$20376	$27872
Oct/22	$20511	$18950	$23268
Oct/23	$21385	$18975	$25218
Oct/24	$27554	$24853	$34765

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Opportunity Fund, Investor Class Shares	28.85%	13.06%	10.32%
Russell 1000 Value Index (USD)*	30.98%	10.14%	8.87%
Russell 3000 Index (USD)	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 403,890,899
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,824,891
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$403,890,899	40	$1,824,891	32%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Communication Services	3.1%
Utilities	3.4%
Materials	4.9%
Energy	6.5%
Consumer Discretionary	8.2%
Information Technology	9.1%
Consumer Staples	10.3%
Industrials	14.0%
Health Care	17.9%
Financials	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Delta Air Lines	3.9%
Sempra	3.4%
CME Group, Cl A	3.3%
Labcorp Holdings	3.3%
Comcast, Cl A	3.2%
Medtronic	3.1%
Airbus ADR	3.1%
Chubb	3.1%
Alphabet, Cl A	3.1%
Union Pacific	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000070602
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Institutional Class Shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar Small Cap Fund delivered a strong absolute return over the past fiscal year, while falling short of the more robust 31.8% return for the Russell 2000 Value Index. The performance lag vs. the benchmark can be attributed to a variety of factors.

The Fund benefited from exposure to a number of high-quality businesses that were successful in producing strong earnings and free cashflow. Examples included an industrial filtration business, home warranty provider, a semiconductor fabrication business, and a software business serving the wealth management industry that was subsequently taken private.

Several positions in the Fund experienced deteriorating fundamentals and ultimately valuation compression, despite the suggestion of a broadly robust economy belied by the broad multiple expansion in equities. The largest detractor from performance was nurse and doctor staffing company AMN Healthcare. Earnings and valuation have compressed, as hospitals and other medical professional employers reconsider how to staff their organizations after worker shortages during COVID. We believe AMN’s services are critical to the healthcare system and remain confident that the company will return to growth in the coming quarters. Outdoor recreation product retailer Johnson Outdoor was an additional detractor from Fund performance for the period. The post-COVID hangover from overconsumption of the outdoor durable goods that Johnson sells continues to represent a headwind to sales and earnings growth. Johnson remains a quality retailer with a clean balance sheet and a valuation level that is near the lowest over the past decade. Both of these positions declined on an absolute basis, representing a meaningful drag relative to the positive return for the benchmark. It is worth noting that the Fund continues to own all but one of the bottom ten performing holdings, as our research team continues to have confidence in the above average business quality, medium- to long-term earnings growth prospects, and low investor expectations as implied by a compressed valuation. While painful in the moment, these conditions have historically been helpful in driving attractive forward returns. We do not believe these businesses are value traps.

Relative performance experienced a further drag from the Fund’s historically consistent bias to high profitability companies with lower leverage and the lower beta – as these attributes trailed in the ‘risk on’ bias that permeated the equity markets. Finally, cash levels of just below 2% during the reporting periods also represented a drag on relative performance.

While disappointed in the performance relative to the benchmark Russell 2000 Value over the 2024 reporting period, we continue to feel confident in the ability of the team and the fund to deliver on our medium to long-term objectives of superior rolling 3- and 5-year returns while demonstrating better downside capture in times of market stress.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Small Cap Fund, Institutional Class Shares - $17590	Russell 2000 Value Index (USD)* - $20845	Russell 3000 Index (USD) - $34765
Apr/14	$10000	$10000	$10000
Apr/15	$10427	$10489	$11274
Apr/16	$9145	$10100	$11254
Apr/17	$10465	$12846	$13345
Oct/17	$10865	$13557	$14536
Oct/18	$10834	$13477	$15495
Oct/19	$12174	$13911	$17585
Oct/20	$11487	$11974	$19369
Oct/21	$16217	$19674	$27872
Oct/22	$15048	$17563	$23268
Oct/23	$14232	$15819	$25218
Oct/24	$17590	$20845	$34765

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Small Cap Fund, Institutional Class Shares	23.59%	7.64%	5.83%
Russell 2000 Value Index (USD)*	31.77%	8.42%	7.33%
Russell 3000 Index (USD)	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,820,937
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 611,926
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$90,820,937	43	$611,926	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Consumer Staples	2.3%
Materials	2.5%
Energy	2.8%
Utilities	5.0%
Real Estate	7.3%
Consumer Discretionary	9.5%
Information Technology	13.9%
Industrials	15.4%
Health Care	18.8%
Financials	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	3.3%
Exelixis	3.3%
Axis Capital Holdings	3.2%
Frontdoor	3.1%
Texas Capital Bancshares	3.1%
Innovative Industrial Properties, Cl A	3.0%
Monarch Casino & Resort	3.0%
Tower Semiconductor	3.0%
First American Financial	2.8%
Magnolia Oil & Gas, Cl A	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015899
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Investor Class Shares
Trading Symbol	CAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Investor Class Shares	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar Small Cap Fund delivered a strong absolute return over the past fiscal year, while falling short of the more robust 31.8% return for the Russell 2000 Value Index. The performance lag vs. the benchmark can be attributed to a variety of factors.

The Fund benefited from exposure to a number of high-quality businesses that were successful in producing strong earnings and free cashflow. Examples included an industrial filtration business, home warranty provider, a semiconductor fabrication business, and a software business serving the wealth management industry that was subsequently taken private.

Several positions in the Fund experienced deteriorating fundamentals and ultimately valuation compression, despite the suggestion of a broadly robust economy belied by the broad multiple expansion in equities. The largest detractor from performance was nurse and doctor staffing company AMN Healthcare. Earnings and valuation have compressed, as hospitals and other medical professional employers reconsider how to staff their organizations after worker shortages during COVID. We believe AMN’s services are critical to the healthcare system and remain confident that the company will return to growth in the coming quarters. Outdoor recreation product retailer Johnson Outdoor was an additional detractor from Fund performance for the period. The post-COVID hangover from overconsumption of the outdoor durable goods that Johnson sells continues to represent a headwind to sales and earnings growth. Johnson remains a quality retailer with a clean balance sheet and a valuation level that is near the lowest over the past decade. Both of these positions declined on an absolute basis, representing a meaningful drag relative to the positive return for the benchmark. It is worth noting that the Fund continues to own all but one of the bottom ten performing holdings, as our research team continues to have confidence in the above average business quality, medium- to long-term earnings growth prospects, and low investor expectations as implied by a compressed valuation. While painful in the moment, these conditions have historically been helpful in driving attractive forward returns. We do not believe these businesses are value traps.

Relative performance experienced a further drag from the Fund’s historically consistent bias to high profitability companies with lower leverage and the lower beta – as these attributes trailed in the ‘risk on’ bias that permeated the equity markets. Finally, cash levels of just below 2% during the reporting periods also represented a drag on relative performance.

While disappointed in the performance relative to the benchmark Russell 2000 Value over the 2024 reporting period, we continue to feel confident in the ability of the team and the fund to deliver on our medium to long-term objectives of superior rolling 3- and 5-year returns while demonstrating better downside capture in times of market stress.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Small Cap Fund, Investor Class Shares - $17237	Russell 2000 Value Index (USD)* - $20845	Russell 3000 Index (USD) - $34765
Apr/14	$10000	$10000	$10000
Apr/15	$10401	$10489	$11274
Apr/16	$9100	$10100	$11254
Apr/17	$10385	$12846	$13345
Oct/17	$10781	$13557	$14536
Oct/18	$10740	$13477	$15495
Oct/19	$12047	$13911	$17585
Oct/20	$11353	$11974	$19369
Oct/21	$15984	$19674	$27872
Oct/22	$14808	$17563	$23268
Oct/23	$13983	$15819	$25218
Oct/24	$17237	$20845	$34765

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Small Cap Fund, Investor Class Shares	23.27%	7.43%	5.63%
Russell 2000 Value Index (USD)*	31.77%	8.42%	7.33%
Russell 3000 Index (USD)	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,820,937
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 611,926
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$90,820,937	43	$611,926	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Consumer Staples	2.3%
Materials	2.5%
Energy	2.8%
Utilities	5.0%
Real Estate	7.3%
Consumer Discretionary	9.5%
Information Technology	13.9%
Industrials	15.4%
Health Care	18.8%
Financials	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	3.3%
Exelixis	3.3%
Axis Capital Holdings	3.2%
Frontdoor	3.1%
Texas Capital Bancshares	3.1%
Innovative Industrial Properties, Cl A	3.0%
Monarch Casino & Resort	3.0%
Tower Semiconductor	3.0%
First American Financial	2.8%
Magnolia Oil & Gas, Cl A	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000148331
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Institutional Class Shares	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar SMID Fund was not able to keep pace with the robust gain in the Russell 2500 Value Index over the trailing fiscal year. The performance lag vs. the benchmark can be attributed to a variety of factors.

The Fund benefited from holdings in energy pipeline company Targa Resources, regional bank BOK Financial, leading title insurer Fidelity National, home improvement company Masco, and Arizona Electric Utility Pinnacle West.

There were several positions in the Fund that experienced deteriorating fundamentals and ultimately valuation compression despite the suggestion of a broadly robust economy belied by the broad multiple expansion in equities. Dentsply Sirona, a dental product producer and distributor, was the weakest individual stock in the SMID Fund. The company continued to experience weak demand from dentist customers, resulting in a reduction in near-term forward earnings expectations and a severe compression in valuation (the lowest level in its history across a variety of metrics). EPAM, a leading high end IT services provider, also experienced a reduction in near-term forward earnings estimates amidst a retrenchment in technology spend by large corporate entities as they digest elevated spend in 2021 and 2022 and further reconsider spending plans in light of emerging investment in AI. EPAM’s valuation is also bouncing along the lowest levels it has seen over the last ten years. Both of these positions declined on an absolute basis, representing a meaningful drag against the strong benchmark return. It is worth noting that the Fund continues to own all but one of the bottom ten performing holdings, as our research team continues to have confidence in the above average business quality, medium- to long-term earnings growth prospects, and low investor expectations as implied by a compressed valuation. While painful in the moment, these conditions have historically been helpful in driving attractive forward returns. We do not believe these businesses are value traps.

Relative performance experienced a further drag from the Fund’s historically consistent bias to high profitability companies with lower leverage and the lower beta – as these attributes trailed in the ‘risk on’ bias that permeated the equity markets. Finally, cash levels of just below 3% during the reporting periods also represented a drag on relative performance.

While disappointed in the performance relative to the benchmark over the past year, we remain confident in the ability of the team and the Fund to deliver on our medium to long-term objectives of superior rolling 3- and 5-year returns while demonstrating better downside capture in times of market stress.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar SMID Fund, Institutional Class Shares - $23204	Russell 2500 Value Index (USD)* - $21330	Russell 3000 Index (USD) - $31533
Nov/14	$10000	$10000	$10000
Apr/15	$10492	$10318	$10226
Apr/16	$9414	$10117	$10208
Apr/17	$11554	$12207	$12105
Oct/17	$12054	$12798	$13185
Oct/18	$12803	$12833	$14054
Oct/19	$14812	$13615	$15950
Oct/20	$14321	$11993	$17569
Oct/21	$20646	$18966	$25282
Oct/22	$19475	$16945	$21106
Oct/23	$19759	$16108	$22874
Oct/24	$23204	$21330	$31533

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Cambiar SMID Fund, Institutional Class Shares	17.44%	9.39%	8.78%
Russell 2500 Value Index (USD)*	32.42%	9.39%	7.87%
Russell 3000 Index (USD)	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 162,104,223
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,135,623
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$162,104,223	39	$1,135,623	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Consumer Discretionary	2.4%
Consumer Staples	2.6%
Materials	3.2%
Energy	5.4%
Real Estate	5.6%
Utilities	9.0%
Information Technology	11.8%
Industrials	18.0%
Health Care	19.5%
Financials	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fidelity National Financial	3.3%
BOK Financial	3.3%
Packaging Corp of America	3.2%
Pinnacle West Capital	3.2%
Quest Diagnostics	3.1%
Magnolia Oil & Gas, Cl A	3.0%
JB Hunt Transport Services	3.0%
Masco	3.0%
Atmos Energy	3.0%
Cboe Global Markets	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000101540
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Investor Class Shares
Trading Symbol	CAMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Investor Class Shares	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar SMID Fund was not able to keep pace with the robust gain in the Russell 2500 Value Index over the trailing fiscal year. The performance lag vs. the benchmark can be attributed to a variety of factors.

The Fund benefited from holdings in energy pipeline company Targa Resources, regional bank BOK Financial, leading title insurer Fidelity National, home improvement company Masco, and Arizona Electric Utility Pinnacle West.

There were several positions in the Fund that experienced deteriorating fundamentals and ultimately valuation compression despite the suggestion of a broadly robust economy belied by the broad multiple expansion in equities. Dentsply Sirona, a dental product producer and distributor, was the weakest individual stock in the SMID Fund. The company continued to experience weak demand from dentist customers, resulting in a reduction in near-term forward earnings expectations and a severe compression in valuation (the lowest level in its history across a variety of metrics). EPAM, a leading high end IT services provider, also experienced a reduction in near-term forward earnings estimates amidst a retrenchment in technology spend by large corporate entities as they digest elevated spend in 2021 and 2022 and further reconsider spending plans in light of emerging investment in AI. EPAM’s valuation is also bouncing along the lowest levels it has seen over the last ten years. Both of these positions declined on an absolute basis, representing a meaningful drag against the strong benchmark return. It is worth noting that the Fund continues to own all but one of the bottom ten performing holdings, as our research team continues to have confidence in the above average business quality, medium- to long-term earnings growth prospects, and low investor expectations as implied by a compressed valuation. While painful in the moment, these conditions have historically been helpful in driving attractive forward returns. We do not believe these businesses are value traps.

Relative performance experienced a further drag from the Fund’s historically consistent bias to high profitability companies with lower leverage and the lower beta – as these attributes trailed in the ‘risk on’ bias that permeated the equity markets. Finally, cash levels of just below 3% during the reporting periods also represented a drag on relative performance.

While disappointed in the performance relative to the benchmark over the past year, we remain confident in the ability of the team and the Fund to deliver on our medium to long-term objectives of superior rolling 3- and 5-year returns while demonstrating better downside capture in times of market stress.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar SMID Fund, Investor Class Shares - $23964	Russell 2500 Value Index (USD)* - $21971	Russell 3000 Index (USD) - $34765
Apr/14	$10000	$10000	$10000
Apr/15	$10897	$10628	$11274
Apr/16	$9778	$10420	$11254
Apr/17	$11994	$12574	$13345
Oct/17	$12512	$13183	$14536
Oct/18	$13288	$13219	$15495
Oct/19	$15362	$14024	$17585
Oct/20	$14837	$12353	$19369
Oct/21	$21377	$19536	$27872
Oct/22	$20149	$17454	$23268
Oct/23	$20427	$16592	$25218
Oct/24	$23964	$21971	$34765

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar SMID Fund, Investor Class Shares	17.31%	9.30%	8.73%
Russell 2500 Value Index (USD)*	32.42%	9.39%	7.87%
Russell 3000 Index (USD)	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 162,104,223
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,135,623
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$162,104,223	39	$1,135,623	12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Consumer Discretionary	2.4%
Consumer Staples	2.6%
Materials	3.2%
Energy	5.4%
Real Estate	5.6%
Utilities	9.0%
Information Technology	11.8%
Industrials	18.0%
Health Care	19.5%
Financials	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fidelity National Financial	3.3%
BOK Financial	3.3%
Packaging Corp of America	3.2%
Pinnacle West Capital	3.2%
Quest Diagnostics	3.1%
Magnolia Oil & Gas, Cl A	3.0%
JB Hunt Transport Services	3.0%
Masco	3.0%
Atmos Energy	3.0%
Cboe Global Markets	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/